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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  JUNE 30, 2005
                                                -------------

Check here if Amendment [     ]; Amendment Number:

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      LUMINUS MANAGEMENT, LLC
Address:   494 8TH AVENUE
           20TH FLOOR
           NEW YORK, NEW YORK 10001


Form 13F File Number: 28-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK BRENNAN
Title:   TREASURER
Phone:   732-249-6750

Signature, Place, and Date of Signing:

      /S/ MARK BRENNAN        EAST BRUNSWICK, NEW JERSEY        AUGUST 8, 2005
      ----------------        --------------------------        --------------
        [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          0
                                            -

Form 13F Information Table Entry Total:     23
                                            --

Form 13F Information Table Value Total:     $348,242
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                                            (thousands)

List of Other Included Managers:            NONE
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
                                                FORM 13F INFORMATION TABLE (06/30/05)


         COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                                                         VALUE    SHRS OR PRN  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X1000)  AMOUNT/      PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
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
American Elec Pwr Inc         Common Stock    025537101  12,676        343,800 SH        SOLE                    343,800     0     0
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Aquila Inc                    Common Stock    03840P102  10,250      2,839,200 SH        SOLE                  2,839,200     0     0
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Aquila Inc                    PIES 6.75%      03840P409   2,274         65,000 SH        SOLE                     65,000     0     0
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CMS Energy Corp               Common Stock    125896100  20,165      1,339,000 SH        SOLE                  1,339,000     0     0
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Constellation Energy Group I  Common Stock    210371100  20,111        348,600 SH        SOLE                    348,600     0     0
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Danielson Hldg Corp           Common Stock    236274106   9,352        768,431 SH        SOLE                    768,431     0     0
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Dominion Res Inc VA New       Common Stock    25746U109  31,925        435,000 SH        SOLE                    435,000     0     0
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DPL Inc                       Common Stock    233293109  27,342        996,050 SH        SOLE                    996,050     0     0
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Duke Energy Corp.             Common Stock    264399106  29,245        983,700 SH        SOLE                    983,700     0     0
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Dynegy Inc New                Common Stock    26816Q101   4,277        880,000 SH        SOLE                    880,000     0     0
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Edison Intl                   Common Stock    281020107  22,307        550,100 SH        SOLE                    550,100     0     0
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Exelon Corp                   Common Stock    30161N101  30,626        596,644 SH        SOLE                    596,644     0     0
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Northwestern Corp             Common Stock    668074305      37          1,170 SH        SOLE                      1,170     0     0
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Ormat Technologies, Inc.      Common Stock    686688102   5,182        271,300 SH        SOLE                    271,300     0     0
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PG&E Corp                     Common Stock    69331C108  12,257        326,505 SH        SOLE                    326,505     0     0
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PPL Corp                      Common Stock    69351T106  21,092        355,200 SH        SOLE                    355,200     0     0
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Reliant Energy, Inc.          Common Stock    75952B105   4,343        350,830 SH        SOLE                    350,830     0     0
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Sempra Energy                 Common Stock    816851109  24,346        589,338 SH        SOLE                    589,338     0     0
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Southern Union Co.            Common Stock    844030106   7,137        290,700 SH        SOLE                    290,700     0     0
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TXU Corp                      Common Stock    873168108  26,074        313,800 SH        SOLE                    313,800     0     0
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Unisource Energy Corp         Common Stock    909205106  16,580        539,200 SH        SOLE                    539,200     0     0
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Williams Cos Inc Del          Common Stock    969457100     523         27,500 SH        SOLE                     27,500     0     0
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Wisconsin Energy Corp         Common Stock    976657106  10,124        259,600 SH        SOLE                    259,600     0     0
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                                                        348,242                                               13,470,668
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